Private Placement (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Sep. 13, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 10.00		$ 10.00	$ 10.10
Proceeds from issuance of private placement			$ 2,575,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share			$ 10.10	$ 10.10
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	257,500		257,500
Sale of stock, price per share	$ 10.00		$ 10.00
Proceeds from issuance of private placement	$ 2,575,000		$ 2,575,000
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	212,500		215,500
Proceeds from issuance of private placement	$ 2,125,000		$ 2,125,000
Private Placement [Member] | Mr Bush [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	5,000		5,000
Proceeds from issuance of private placement	$ 50,000		$ 50,000
Private Placement [Member] | Mr Hodge [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	10,000		10,000
Proceeds from issuance of private placement	$ 100,000		$ 100,000
Private Placement [Member] | SHR Ventures LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	30,000		30,000
Proceeds from issuance of private placement	$ 300,000		$ 300,000